Condensed Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2021		Jun. 30, 2020		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Net premiums written	$ 109,271	[1]	$ 86,334	[1]	$ 217,263	[1]	$ 143,151	[1]	$ 345,608	[2]	$ 292,707	[2]	$ 0	[2]
Premiums retained by agents	65,181	[3]	56,006	[3]	135,519	[3]	89,108	[3]	220,143	[4]	178,265	[4]	$ 0	[4]
Affiliated Entity
Net premiums written									88,600		73,100
Premiums retained by agents									71,200		59,900
Lennar | Affiliated Entity
Net premiums written	27,000		24,300		51,600		41,300		88,600		73,100
Premiums retained by agents	$ 22,000		$ 19,700		$ 41,800		$ 33,600		$ 71,200		$ 59,900

[1]	Net premiums written includes revenues from a related party of $27.0 million and $24.3 million during the three months ended June 30, 2021 and 2020, respectively. Net premiums written includes revenues from a related party of $51.6 million and $41.3 million during the six months ended June 30, 2021 and 2020, respectively (see Note 10).
[2]	Net premiums written includes revenues from a related party of $88.6 million and $73.1 million during the years ended December 31, 2020 and 2019, respectively (see Note 14).
[3]	Premiums retained by third-party agents includes expenses associated with a related party of $22.0 million and $19.7 million during the three months ended June 30, 2021 and 2020, respectively. Premiums retained by third-party agents includes expenses associated with a related party of $41.8 million and $33.6 million during the six months ended June 30, 2021 and 2020, respectively (see Note 10).
[4]	Premiums retained by third-party agents includes expenses associated with a related party of $71.2 million and $59.9 million during the years ended December 31, 2020 and 2019, respectively (see Note 14).